Other Receivables	6 Months Ended
Jun. 30, 2020
Receivables [Abstract]
Other Receivables

4.    OTHER RECEIVABLES

Other receivables mainly represent accounts that lend to Qianhai Daxing Huashang (Shenzhen) Co., Ltd, and rental and utilities deposit paid for the Guangzhou office. The amount is fully refundable.